EVENTS AFTER THE REPORTING PERIOD	12 Months Ended
Dec. 31, 2024
Events After Reporting Period [Abstract]
EVENTS AFTER THE REPORTING PERIOD
25. EVENTS AFTER THE REPORTING PERIOD

Acquisition of Odds Holdings

On January 1, 2025, the Company completed its acquisition (the “OddsJam Acquisition”) of Odds Holdings, Inc., a Delaware corporation (“Odds Holdings”), the operator of OddsJam.com and OpticOdds.com, pursuant to the Agreement and Plan of Merger (the “OddsJam Merger Agreement”), by and among the Company, Odyssey Merger Corp., a Delaware corporation and wholly-owned indirect subsidiary of the Company (“Merger Sub”), Odds Holdings, and Shareholder Representative Services LLC, solely in its capacity as representative of the stockholders of Odds Holdings (the “OH Stockholders”). Merger Sub was merged with and into Odds Holdings, with Odds Holdings surviving as our indirect wholly owned subsidiary. OH Stockholders received initial merger consideration of (i) $70,000 in cash (net of holdbacks and sellers transaction expenses paid, and being subject to adjustments for cash, working capital and indebtedness, among other factors) and (ii) 708,178 ordinary shares. The shareholders of Odds Holdings may benefit from an additional payment of up to a maximum of
$60,000 based on Odds Holdings’ 2025 financial performance, such as an EBITDA target, and a further potential additional payment of up to $80,000 less the 2025 performance amount based on Odds Holdings’ 2026 financial performance. If the 2025 performance amount is less than $40,000 then it is to be paid in full by April 1, 2026. If the 2025 performance amount exceeds $40,000 then $40,000 is to be paid by April 1, 2026 and the remainder is to be paid by April 1, 2027. The 2026 performance amount shall be paid in full by April 1, 2027. The Company has the option to pay up to 50% of each of the earnout payments in ordinary shares.

During the year ended December 31, 2024, the Group incurred acquisition- related costs of $1,900 on legal and consulting fees, which were included in general and administrative expenses. The Company is in the process of evaluating the acquisition accounting considerations and has engaged a third-party valuation specialist to assist with the purchase price allocation. Disclosure is limited to information available as of the date of issuance of these consolidated financial statements.

The principal reason for this acquisition was to accelerate the U.S expansion.

Swish Litigation

On December 27, 2024, Swish Analytics, Inc. (“Swish”) initiated a civil action in the Superior Court of the State of California (the “Court”) against OddsJam, Inc. and OpticOdds, Inc., (which was acquired on January 1, 2025, as previously discussed) alleging misappropriation of proprietary odds information, restitution/unjust enrichment and unfair competition. Swish is seeking injunctive relief, restitution and monetary damages. On January 27, 2025, we filed with the Court a motion to quash service of process for lack of personal jurisdiction. A decision on the motion to quash is pending. The Company is unable to reasonably estimate any potential outcome of this matter. The Company believes these claims are entirely without merit and intends to vigorously defend such allegations

Wells Fargo Amended and Restated Credit Agreement

Subsequent to year end, effective January 1, 2025, the Borrowers and the Company entered into an Amended and Restated Credit Agreement (the “Wells Fargo Amended and Restated Credit Agreement”) with Wells Fargo, as lender, which amended the Original Wells Fargo Credit Agreement to increase the Term Loan commitments to $75,000 and add Odds Holdings, Inc., OddsJam, Inc., and OpticOdds, Inc. as guarantors.

On January 2, 2025, the Company borrowed $12,000 under the revolving credit facility and an additional $51,619 under the term loan mainly to settle the initial consideration related to the OddsJam Acquisition.

On February 28, 2025, the Borrowers and the Company entered into Amendment No. 1 to the Wells Fargo Amended and Restated Credit Agreement (“Amendment No. 1”), which amended the Wells Fargo Amended and Restated Credit Agreement to, among other items, for the following: (x) the credit facility increased from $100,000 to $165,000, consisting of the revolving credit facility of $90,000 (the “Revolving Credit Facility”) and the term loan of $75,000 (the “Term Loan” and, together with the Revolving Credit Facility, the “Wells Fargo Credit Facility”), (y) the Wells Fargo Credit Facility was syndicated across multiple lenders and (z) the maturity date of the Wells Fargo Credit Facility was extended to February 28, 2028. Amendment No. 1 also modified certain other terms and definitions, including raising the uncommitted incremental facilities cap from $10,000 to $50,000. References to the “Wells Fargo Amended and Restated Credit Agreement” herein also include Amendment No. 1 unless the context indicates otherwise.
Wells Fargo Securities, LLC, Axos Bank, and Silicon Valley Bank, a division of First-Citizens Bank & Trust Company, acted as joint lenders arrangers in connection with Amendment No. 1. Wells Fargo, Axos Bank, First-Citizens Bank and Trust Company, Citibank, N.A., Texas Capital Bank, and Comerica Bank are lenders under the Wells Fargo Credit Facility.